ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Acquired intangible assets, net consist of the following:

	September 30,
	2017	2018
	RMB	RMB

Technology rights for licensed seeds	75,899	75,899
Others	4,739	4,739

	80,638	80,638
Accumulated amortization	(61,862)	(67,806)
Impairment provision	(3,037)	(4,470)

Acquired intangible assets, net	15,739	8,362

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Amortization expense on these intangible assets for each of the next five years is as follows:
Year ending September 30,	RMB

2019	2,034
2020	1,058
2021	832
2022	795
2023	782

Total	5,501